Segment Information and Major Customers - Schedule of Revenues by Geographic Region (Details) - ILS (₪) ₪ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Schedule of Revenues by Geographic Region [Line Items]
Total revenues by geographic region	₪ 1,016	₪ 1,683	₪ 2,720
Israel [Member]
Schedule of Revenues by Geographic Region [Line Items]
Total revenues by geographic region	450	1,194	2,519
Europe [Member]
Schedule of Revenues by Geographic Region [Line Items]
Total revenues by geographic region	₪ 566	₪ 489	₪ 201